Income tax expense - Disclosure of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income taxes paid (refund) [abstract]
Current income tax expense	€ (35,275)	€ (26,201)	€ (9,947)
Adjustments in respect of current income tax of prior years	(5,821)	(119)	5,051
Deferred income tax expense	(7,420)	37	2,702
Adjustments in respect of deferred income tax of prior years	6,714	(324)	1,144
Income tax expense	€ (41,802)	€ (26,607)	€ (1,050)